Offerings	Dec. 11, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	11,768,598
Proposed Maximum Offering Price per Unit	18.50
Maximum Aggregate Offering Price	$ 217,719,063.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,067.00
Offering Note	(a) Lumexa Imaging Holdings Inc., a Delaware corporation (the ''Registrant''), is registering 11,768,598 shares of common stock, par value $0.001 per share (the ''Common Stock''), that may be issued under the Lumexa Imaging Holdings, Inc. 2025 Equity and Incentive Plan (the ''2025 EIP''). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the ''Securities Act''), this Registration Statement also covers such additional and indeterminate number of shares of the Common Stock which may become issuable pursuant to the provisions of the 2025 EIP by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of the Common Stock. (b) The offering price per unit and in the aggregate are estimated pursuant to Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $18.50 per share represents the initial public offering price. (c) The number of shares listed in row 1 represents shares of the Common Stock that may be issued under the 2025 EIP, including 5,667,759 shares of the Common Stock that may be issued under the 2025 EIP as replacement awards with respect to legacy incentive unit awards previously granted to certain service providers of the Registrant.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,033,613
Proposed Maximum Offering Price per Unit	18.50
Maximum Aggregate Offering Price	$ 37,621,840.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,195.58
Offering Note	(a) The Registrant is registering 2,033,613 shares of the Common Stock that may be issued under the Lumexa Imaging Holdings, Inc. 2025 Employee Stock Purchase Plan (the ''ESPP''). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement also covers such additional and indeterminate number of shares of the Common Stock which may become issuable under the ESPP by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding shares of the Common Stock. (b) The offering price per unit and in the aggregate are estimated pursuant to Rule 457(h) under the Securities Act solely for the purpose of calculating the registration fee. The price of $18.50 per share represents the initial public offering price.